SHAREHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Subsidiary or Equity Method Investee [Line Items]
SHAREHOLDERS’ EQUITY

Note 13 — SHAREHOLDERS’ EQUITY

Gamehaus was established under the laws of the Cayman Islands on July 20, 2023. The authorized share capital of the Company is $100,000 divided into 900,000,000 shares of par value $0.0001 each, including 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares. As of March 31, 2025, 37,971,245 Class A ordinary shares were issued and outstanding and 15,598,113 Class B ordinary shares were issued and outstanding, respectively. As of June 30, 2024, 34,401,887 Class A ordinary shares were issued and outstanding and 15,598,113 Class B ordinary shares were issued and outstanding, respectively. The shares are presented on a retroactive basis to reflect the reverse recapitalization that is discussed in Note 1.

Reverse recapitalization

On January 24, 2025, Gamehaus consummated the business combination with Golden Star and Gamehaus Inc., following the approval at an extraordinary general meeting of Golden Star’s shareholders on January 20, 2025. As a result of the business combination, (i) Gamehaus Inc. became a direct, wholly owned subsidiary of Gamehaus, and (ii) Golden Star became a direct, wholly owned subsidiary of Gamehaus, with the outstanding securities of Gamehaus Inc. and Golden Star being converted into the right to receive securities of Gamehaus.

Gamehaus Inc. was determined to be the accounting acquirer, as it effectively controlled the combined entity following the transaction. The transaction did not qualify as a business combination under ASC 805, because Golden Star did not meet the definition of a business. The transaction was accounted for as a reverse recapitalization. The pre-combination net liabilities of Golden Star were primarily non-operating liabilities. Under reverse recapitalization accounting, the assets and liabilities of Golden Star were recorded at their historical cost. Gamehaus Inc. was determined as the accounting acquirer and the historical financial statements of Gamehaus Inc. became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization.

In addition, there were offering cost incurred for public offering, which were settled by cash of $2,780,600 of Gamehaus Inc. The amounts were recorded in additional paid-in capital in the unaudited condensed consolidated statements of changes in shareholders’ equity for the nine months ended March 31, 2025.

Gamehaus Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
SHAREHOLDERS’ EQUITY

Note 13 — SHAREHOLDERS’ EQUITY

Gamehaus was established under the laws of the Cayman Islands on December 2, 2020. The authorized share capital of the Company is $50,000 divided into 500,000,000 shares of par value $0.0001 each, including 425,262,873 ordinary shares and 74,737,127 preferred shares. As of June 30, 2024 and 2023, 75,409,060 ordinary shares were issued and outstanding and 74,737,127 preferred shares were issued and outstanding, respectively. The shares are presented on a retroactive basis to reflect the nominal share issuance.

Preferred Shares of the Company

The powers, preferences, rights, restrictions, and other matters relating to the preferred shares are as follows:

Dividend Rights

The holders of the preferred shares are entitled to receive dividends, out of any assets legally available therefor. No dividend or distribution shall be paid except out of the realized or unrealized profits of the Company, or out of the share premium account. Such dividends shall be payable when, as and if declared by the Company’s board of directors, and shall not be cumulative.

Conversion Rights

Subject to and in compliance with the Memorandum and Articles of the Company, the holders of the preferred shares have conversion rights as follows:

(i) Optional Conversion: Subject to the Articles of Association of the Company, any preferred share may, at the option of the holder thereof, be converted at any time after the date of issuance of such shares, without the payment of any additional consideration, into fully-paid and non-assessable ordinary shares based on the then-effective preferred share conversion price.

(ii) Automatic Conversion: Each outstanding preferred share shall automatically be converted into ordinary shares at the then applicable effective conversion price upon the closing of a qualified public offering approved by the board of directors.

(iii) Conversion Ratio: Each preferred share shall be convertible, at the option of the holder thereof, at any time after the applicable preferred share issue date into such number of fully paid and non-assessable ordinary shares as determined by dividing the applicable preferred share issue price by the then-effective preferred share conversion Price. The preferred share conversion price shall initially be the applicable preferred share issue price, resulting in an initial conversion ratio for the preferred shares of 1:1, and shall be subject to adjustment and readjustment from time to time as hereinafter provided.

Voting Rights

Each preferred share holder shall carry a number of votes equal to the number of ordinary shares then issuable upon its conversion into ordinary shares at the record date for determination of the shareholders entitled to vote on such matters, or, if no such record date is established, at the date such vote is taken or any written consent of shareholders is solicited. The holders of the preferred shares shall vote together with the holders of the ordinary shares, and not as a separate class.

On September 16, 2023, all of the directors of the Company passed the resolution to unconditionally waive any rights, preferences, and privileges of preferred shares under the Memorandum and Articles of Association of the Company.